INCOME TAXES - Unrecognized Tax Benefits - Tabular Disclosure (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Changes in the balance of unrecognized tax benefits
Balance, beginning of year	CAD 13,300	CAD 15,100	CAD 17,000
Increase/(decrease) for tax positions of prior years	0	0	(300)
Settlements	0	(1,800)	(1,600)
Balance, end of year	CAD 13,300	CAD 13,300	CAD 15,100